CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income		$ 802,923	$ 724,847	$ 685,866
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment		12,876	10,883	10,358
Amortization of premium and accretion of discount on marketable securities, net		20,012	23,388	29,611
Realized loss (gain) on sale of marketable securities, net		176	(2,993)	(16)
Amortization of intangible assets		3,760	3,853	3,612
Stock-based compensation		87,459	82,732	76,302
Deferred income tax expense (benefit)		64,630	(32,594)	(15,847)
Excess tax benefit from stock-based compensation			(17,380)	(19,376)
Decrease in accrued severance pay, net		711	147	197
Decrease (increase) in trade receivables, net		6,284	(67,744)	(43,384)
Decrease (increase) in prepaid expenses and other current assets and other assets		5,615	11,234	(21,404)
Increase (decrease) in trade payables		(7,795)	2,184	5,183
Increase (decrease) in employees and payroll accruals		(4,546)	19,345	13,835
Increase (decrease) in income tax accrual and accrued expenses and other current liabilities	[1]	(3,486)	31,565	104,006
Increase in deferred revenues		120,989	159,801	120,559
Net cash provided by operating activities		1,109,608	949,268	949,503
Cash flows from investing activities:
Proceeds from maturity of marketable securities		1,363,698	1,525,929	1,479,241
Proceeds from sale of marketable securities		66,101	235,252	109,735
Proceeds from short-term bank deposits		106,609		321
Investment in marketable securities		(1,686,445)	(1,746,931)	(1,628,287)
Investment in short-term bank deposits			(100,000)
Cash paid in conjunction with acquisitions, net of acquired cash				(96,544)
Purchase of property and equipment		(28,784)	(24,050)	(17,348)
Net cash used in investing activities		(178,821)	(109,800)	(152,882)
Cash flows from financing activities:
Proceeds from issuance of treasury shares upon exercise of options		127,518	129,196	102,852
Purchase of treasury shares at cost		(995,322)	(987,897)	(985,735)
Payments related to shares withheld for taxes	[1]	(5,397)	(3,031)	(2,771)
Excess tax benefit from stock-based compensation			17,380	19,376
Net cash used in financing activities		(873,201)	(844,352)	(866,278)
Increase (decrease) in cash and cash equivalents		57,586	(4,884)	(69,658)
Cash and cash equivalents at the beginning of the year		187,428	192,312	261,970
Cash and cash equivalents at the end of the year		245,014	187,428	192,312
Supplemental disclosure of cash flow information:
Cash paid during the year for taxes on income		$ 143,036	$ 180,071	123,944
Supplemental disclosure of non-cash activities:
Replacement of restricted share units upon acquisitions				$ 1,123

[1]	Payments related to shares withheld for taxes during the years ended December 31, 2016 and 2015 were reclassified from operating activity to financing activity following ASU 2016-09 adoption.